First Quarter Report
January 31, 2023 (Unaudited)
Columbia Seligman Global Technology Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Seligman Global Technology Fund, January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Germany 0.5%
TeamViewer AG(a)	629,363	8,865,786
Israel 1.7%
Check Point Software Technologies Ltd.(a)	118,200	15,035,040
CyberArk Software Ltd.(a)	54,926	7,737,975
Tower Semiconductor Ltd.(a)	123,600	5,165,244
Total		27,938,259
Japan 2.6%
Renesas Electronics Corp.(a)	3,479,400	35,789,461
Sumco Corp.	371,000	5,497,022
Total		41,286,483
Netherlands 1.8%
NXP Semiconductors NV	155,292	28,621,868
United States 91.9%
Activision Blizzard, Inc.	303,050	23,204,539
Adeia, Inc.	982,040	10,753,338
Advanced Energy Industries, Inc.	309,953	28,745,041
Alphabet, Inc., Class A(a)	624,207	61,696,620
Alphabet, Inc., Class C(a)	241,382	24,106,820
Analog Devices, Inc.	286,095	49,056,710
Apple, Inc.	603,466	87,074,109
Applied Materials, Inc.	496,971	55,407,297
Arista Networks, Inc.(a)	88,526	11,156,047
Bloom Energy Corp., Class A(a)	1,886,599	47,032,913
Broadcom, Inc.	132,862	77,725,599
Cerence, Inc.(a)	232,968	5,712,375
Comcast Corp., Class A(b)	183,322	7,213,721
Dell Technologies, Inc.	376,234	15,282,625
Dropbox, Inc., Class A(a)	1,640,331	38,104,889
DXC Technology Co.(a)	287,264	8,253,095
eBay, Inc.	741,244	36,691,578
Eiger BioPharmaceuticals, Inc.(a)	1,059,981	2,013,964
F5, Inc.(a)	146,439	21,623,183
Fidelity National Information Services, Inc.	174,493	13,093,955
Fiserv, Inc.(a)	182,864	19,507,932
Fortinet, Inc.(a)	543,088	28,425,226
Common Stocks (continued)
Issuer	Shares	Value ($)
Gen Digital, Inc.	1,342,538	30,891,799
GlobalFoundries, Inc.(a)	320,470	18,997,462
GoDaddy, Inc., Class A(a)	515,372	42,327,502
HireRight Holdings Corp.(a)	285,910	3,270,810
Intapp, Inc.(a)	40,126	1,162,851
Lam Research Corp.	209,650	104,845,965
Lumentum Holdings, Inc.(a)	314,108	18,903,019
Marvell Technology, Inc.	743,871	32,098,034
Match Group, Inc.(a)	109,400	5,920,728
Microchip Technology, Inc.	358,999	27,865,502
Microsoft Corp.	223,965	55,500,767
National Instruments Corp.	80,100	4,325,400
NetApp, Inc.	503,356	33,337,268
ON Semiconductor Corp.(a)	25,700	1,887,665
Oracle Corp.	459,143	40,615,790
Palo Alto Networks, Inc.(a)	190,335	30,194,744
QUALCOMM, Inc.	105,804	14,094,151
Rambus, Inc.(a)	362,600	14,674,422
Salesforce, Inc.(a)	59,685	10,025,289
Skyworks Solutions, Inc.	160,021	17,549,503
SMART Global Holdings, Inc.(a)	649,138	11,158,682
Splunk, Inc.(a)	85,468	8,185,270
Synaptics, Inc.(a)	363,065	45,394,017
Synopsys, Inc.(a)	165,548	58,562,605
Tenable Holdings, Inc.(a)	116,011	4,667,123
Teradyne, Inc.	611,842	62,224,331
Thoughtworks Holding, Inc.(a)	380,112	4,105,210
T-Mobile US, Inc.(a)	48,888	7,299,467
Transphorm, Inc.(a)	380,699	1,774,057
Visa, Inc., Class A	212,356	48,886,475
VMware, Inc., Class A(a)	118,161	14,471,178
Western Digital Corp.(a)	520,657	22,882,875
Total		1,469,981,537
Total Common Stocks (Cost $865,997,647)		1,576,693,933

2	Columbia Seligman Global Technology Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Seligman Global Technology Fund, January 31, 2023 (Unaudited)
Exchange-Traded Equity Funds 0.1%
	Shares	Value ($)
United States 0.1%
Columbia Seligman Semiconductor and Technology ETF(c)	100,200	1,784,372
Total Exchange-Traded Equity Funds (Cost $1,633,260)		1,784,372

Money Market Funds 0.8%

Columbia Short-Term Cash Fund, 4.559%(c),(d)	12,469,839	12,464,851
Total Money Market Funds (Cost $12,465,866)		12,464,851
Total Investments in Securities (Cost $880,096,773)		1,590,943,156
Other Assets & Liabilities, Net		9,120,479
Net Assets		$1,600,063,635
At January 31, 2023, securities and/or cash totaling $7,212,855 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Comcast Corp	Morgan Stanley	USD	(7,212,855)	(1,833)	45.00	1/19/2024	(177,160)	(364,767)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Seligman Semiconductor and Technology ETF
	1,486,968	—	—	297,404	1,784,372	—	10,414	100,200
Columbia Short-Term Cash Fund, 4.559%
	24,220,721	44,779,572	(56,534,296)	(1,146)	12,464,851	534	146,327	12,469,839
Total	25,707,689			296,258	14,249,223	534	156,741

(d)	The rate shown is the seven-day current annualized yield at January 31, 2023.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Seligman Global Technology Fund | First Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT220_10_N01_(03/23)